Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets
Investments in marketable securities	$ 80,687,000	$ 80,341,000
Recurring Basis
Assets
Transfer of assets from level 1 to level 2	0	0
Transfer of assets from level 2 to level 1	0	0
Transfer of liabilities from level 1 to level 2	0	0
Transfer of liabilities from level 2 to level 1	0	0
Transfer of assets into level 3	0	0
Transfer of assets out of level 3	0	0
Transfer of liabilities into level 3	0	0
Transfer of liabilities out of level 3	0	0
Recurring Basis | Level 1
Assets
Money market funds	140,438,000	145,422,000
Demand deposits	91,200,000	52,300,000
Recurring Basis | Level 2
Assets
Derivative financial instruments	26,420,000	13,785,000
Investments in marketable securities	80,687,000	80,341,000
Recurring Basis | Total
Assets
Money market funds	140,438,000	145,422,000
Derivative financial instruments	26,420,000	13,785,000
Investments in marketable securities	$ 80,687,000	$ 80,341,000